Income Tax Provision on Income from Continuing Operations (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Current
Federal	$ 122,884	$ 50,105	$ 78,591
State	12,855	7,109	6,899
Foreign	2,361	1,310
Total Current	138,100	58,524	85,490
Deferred	24,800	18,676	1,900
Income tax provision	$ 162,900	$ 77,200	$ 87,390